CURRENT AND DEFERRED TAX	12 Months Ended
Dec. 31, 2022
CURRENT AND DEFERRED TAX [Abstract]
CURRENT AND DEFERRED TAX [Text Block]

19. CURRENT AND DEFERRED TAX

The Company reported current and deferred tax expense of $Nil during the year ended December 31, 2022 in the consolidated statements of operations and comprehensive loss.

The income tax expense differs from that computed by applying the applicable Canadian federal and provincial statutory rates before taxes as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Income/(loss) before income taxes	$(19,807,021)	$(32,933,645)	$(20,249,424)
Applicable statutory rate	27.00%	27.00%	27.00%
Income tax expense at statutory rate	(5,347,895)	(8,892,084)	(5,467,344)
Increase/(decrease) attributable to:
Change in deferred tax assets not
recognized	4,575,777	7,754,853	4,924,616
Change in tax rate	127,884	478,929	-
Rate differential due to foreign operation	193,084	145,053	78,587
Share-based compensation	470,478	503,033	457,349
Non-deductible items	(19,328)	10,216	6,792
Income tax expense	$-	$-	$-
Effective tax rate	0%	0%	0%

In the consolidated statements of financial position, deferred tax assets and liabilities have been offset where they relate to income taxes within the same taxation jurisdiction and where the Company has the legal right and intent to offset. The composition of deferred tax assets (liabilities) recognized in the consolidated statements of financial position is as follows:

	December 31, 2022	December 31, 2021
Exploration and evaluation assets	$(43,780)	$(570,951)
Non-capital losses	962,254	88,877
Right-of-use assets	(219,198)	(198,136)
Convertible debt facility – liability component	(485,744)	-
Unrealized foreign exchange gains	(316,644)	-
Reclamation and remediation liability	-	482,702
Other	103,112	197,508
Total	$-	$-

Management believes that sufficient uncertainty exists regarding the realization of certain deferred tax assets such that they have not been recognized. The tax benefits not recognized reflect management's assessment regarding the future realization of Canadian and foreign tax assets and estimates of future earnings and taxable income in these jurisdictions as of December 31, 2022.

The amounts of deductible temporary differences and unused tax losses for which the Company has not recognized a deferred tax asset in the consolidated statements of financial position are as follows:

	December 31, 2022	December 31, 2021
Exploration and evaluation assets	$19,017,262	$-
Non-capital losses	53,311,766	42,685,976
Share-issuance costs	2,903,829	3,444,913
Reclamation and remediation liability	25,531,109	39,590,952
Finance leases	708,798	362,164
Unrealized foreign exchange losses	1,779,123	1,180,161
Charitable contributions	22,583	14,277
Convertible debt facility – derivative component	1,503,854	-
Total temporary differences and losses for which no deferred tax asset is recognized	$104,778,324	$87,278,443

As of December 31, 2022, and included in the above table, the Company and its subsidiaries had available Canadian non-capital loss carry forwards of approximately $16,929,000(CAD$22,928,700) which expire between the years 2037 and 2042 for which no deferred tax asset has been recognized and U.S. net operating loss carry forwards of approximately $886,500 which expire in 2037 and approximately $35,496,300 without expiration for which no deferred tax asset has been recognized.